Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options	The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	278	31.44	790	29.17
Exercised	(224)	30.80	(512)	27.93
Balance, end of year	54	34.12	278	31.44
Options exercisable, end of year	54	34.12	278	31.44

Summary of Information about Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2025:

(in thousands of options and in dollars)	Options outstanding and exercisable
		Weighted
		average
	Number	remaining
	of	contractual life
Exercise prices	options	(in years)
30.71	35	0.2
40.41	19	1.6
	54	0.7

Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	158	115.34	192	93.62
Granted	93	113.45	51	137.21
Reinvested	3	121.45	2	104.17
Settled	(58)	99.84	(82)	77.79
Forfeited	(3)	123.99	(5)	115.83
Balance, end of year	193	119.05	158	115.34

Summary of Information about Options Outstanding

The following table summarizes information about RSUs outstanding as at December 31, 2025:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
115.51	54	0.1
81.03	32	0.3
135.00	45	1.1
129.66	62	2.1
	193	1.0

Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)		2025		2024
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	155	127.72	184	106.17
Granted	58	134.85	46	156.17
Reinvested	4	137.92	1	106.72
Settled	(71)	100.52	(135)	89.87
Added due to performance conditions	14	100.43	64	89.87
Forfeited	(3)	134.88	(5)	129.43
Balance, end of year	157	140.35	155	127.72

Summary of Information about Options Outstanding

The following table summarizes information about PSUs outstanding as at December 31, 2025:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
135.15	54	0.1
156.17	45	1.1
134.85	58	2.1
	157	1.1